Note 10 - Warrants - Details of Warrants (Details)	Dec. 31, 2018 $ / shares shares
Warrants for Series A Convertible Preferred Stock Issued in November, 2015 [Member]
us-gaap_ClassOfWarrantOrRightExercisePriceOfWarrantsOrRights1 | $ / shares	$ 0.2276
us-gaap_ClassOfWarrantOrRightOutstanding	198
Warrants for Series A Convertible Preferred Stock Issued in January, 2016 [Member]
us-gaap_ClassOfWarrantOrRightExercisePriceOfWarrantsOrRights1 | $ / shares	$ 0.2276
us-gaap_ClassOfWarrantOrRightOutstanding	132
Warrants for Series A Convertible Preferred Stock [Member]
us-gaap_ClassOfWarrantOrRightOutstanding	330